Discontinued operations - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 14, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure on Sale of Assets [Line Items]
Gain (loss) on sale of assets		$ 0	$ 168
Unmanned Aerial Vehicle (UAV) Business Assets | Discontinued operations
Disclosure on Sale of Assets [Line Items]
Total proceeds	$ 1,000
Cash proceeds received on sale, net	988
Gain (loss) on sale of assets	$ 168